Going concern	12 Months Ended
Oct. 31, 2021
Going Concern [Abstract]
Going concern [Text Block]

2. Going concern

These consolidated financial statements have been prepared with the assumption that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.

There are material uncertainties related to conditions and events that cast significant doubt about the Company's ability to continue as a going concern and ultimately on the appropriateness of the use of the accounting principles applicable to a going concern. During the year ended October 31, 2021, the Company reported a net loss and comprehensive loss of $1,012,978 (2020 - $1,245,393, 2019 - $2,832,864) and negative cash flow from operations of $762,766 (2020 - $760,572, 2019 - $982,437). The Company's working capital deficiency as at October 31, 2021 was $3,452,924 (2020 - $4,202,571).

The Company's success depends on the profitable commercialization of its proprietary sensor technology. There is no assurance that the Company will be successful in the profitable commercialization of its technology. Based upon its current operating and financial plans, management of the Company believes that it will have sufficient access to financial resources to fund the Company's planned operations through fiscal 2022; however, the ability of the Company to continue as a going concern is dependent upon its ability to secure additional financing and/or profitably commercialize its technology. These consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the possible inability of the Company to continue as a going concern.

The COVID-19 pandemic creates additional risk for the Company if there is a prolonged industry slowdown in those sectors where the Company currently operates including the oil and gas sectors in particular. To date, the impact of the pandemic has resulted in the layoff of Company staff as of March 27, 2020. The Company has encountered significant delays in the commercial plans for its technology with its primary target customers. As of October 31, 2021, the Company has secured a government backed loan of $60,000 CDN ($48,243 USD) (2020 - $40,000 CDN, $30,269 USD) which matures in December 2025 (Note 10) and received government wage subsidies of $167,388 CDN ($133,699 USD) (2020 - $nil) (Note 16(b)(i)). The Company has also received rent subsidies of $38,440 CDN ($30,613 USD) (2020 - $nil) (Note 16(a)(i)).

If the going concern assumption were not appropriate for these consolidated financial statements then adjustments would be necessary to the carrying value of assets and liabilities, and the reported expenses and the statement of financial position classifications used; in such cases, these adjustments would be material.